Summary of Significant Accounting Policies and Basis of Accounting (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Accounting

Basis of Presentation

        The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information and are unaudited. The interim unaudited financial statements have been prepared on the same basis as the financial statements as of and for the year ended December 31, 2013 included elsewhere in this prospectus. In the opinion of management, the accompanying financial statements reflect all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company's financial position as of September 30, 2014, the results of its operations and its comprehensive loss for the nine months ended September 30, 2014 and 2013 and its cash flows for the nine months ended September 30, 2014 and 2013. The results for the nine months ended September 30, 2014 are not necessarily indicative of results to be expected for the year ending December 31, 2014, any other interim periods, or any future year or period. The information contained in the accompanying financial statements and the notes thereto should be read in conjunction with the financial statements and notes thereto for the year ended December 31, 2013 included elsewhere in this prospectus.

Basis of Accounting

        The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification ("ASC") and Accounting Standards Update ("ASU") of the Financial Accounting Standards Board ("FASB").

        On April 5, 2012, the Jump-Start Our Business Startups Act (the "JOBS Act") was signed into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for an "emerging growth company." The Company is considered an emerging growth company, but has elected to not take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. As a result, the Company will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies.

Use of Estimates

Use of Estimates

        Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. This process may result in actual results differing materially from those estimated amounts used in the preparation of the financial statements if these results differ from historical experience, or other assumptions do not turn out to be substantially accurate, even if such assumptions are reasonable when made. In preparing these financial statements, management used significant estimates in the following areas, among others: stock-based compensation expense, the determination of the fair value of stock-based awards, the fair value of liability-classified preferred stock warrants, the accounting for research and development costs, accrued expenses and the recoverability of the Company's net deferred tax assets and related valuation allowance.

Segment and Geographic Information

Segment and Geographic Information

        Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company's chief operating decision maker is its chief executive officer. The Company and its chief executive officer view the Company's operations and manage its business as one operating segment. All revenues and long-lived assets of the Company are earned and reside in the United States and the Company's collaboration revenue is generated in the United States.

Concentrations of Credit Risk and Off-Balance Sheet Risk

Concentrations of Credit Risk and Off-Balance Sheet Risk

        The Company invests cash that is not currently being used for operational purposes in accordance with its investment policy. The policy allows for the purchase of low-risk debt securities issued by U.S. government agencies and very highly rated corporations, subject to certain concentration limits. The weighted-average days to maturity of the Company's portfolio shall not exceed 12 months. The Company believes its established guidelines for investment of its excess cash maintain safety and liquidity through its policies on diversification and investment maturity.

        Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, and available-for-sale marketable securities.

        The Company is exposed to credit risk in the event of default by the institutions holding the cash, cash equivalents, and available-for-sale securities to the extent of the amounts recorded on the balance sheets.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

        The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company was required to maintain a cash balance in the amount of $200,000 and $450,000 as collateral for an outstanding letter of credit at December 31, 2013 and 2012, respectively. The Company decreased the letter of credit by $250,000 and $50,000 for years ended December 31, 2013 and 2012, respectively. The Company is required to maintain the $200,000 letter of credit through January 2018. No amounts were outstanding under the letter of credit at December 31, 2013 and 2012.

Marketable Securities, Available-for-Sale

Marketable Securities, Available-for-Sale

        Marketable securities consist of securities with original maturities greater than three months, and are comprised of securities issued by U.S. government agencies and corporate debt securities. Marketable securities recorded as current assets have maturities of less than one year from the balance sheet date. Marketable securities recorded as noncurrent assets have maturities of one year or greater from the balance sheet date.

        Management determines the appropriate classification of securities at the time of purchase. The Company has classified its investment portfolio as available-for-sale in accordance with ASC 320, Investments—Debt and Equity Securities. The Company's available-for-sale securities are carried at fair value with unrealized gains and losses reported in other comprehensive income (loss). Marketable securities are evaluated periodically for impairment. If it is determined that a decline of any investment is other than temporary, then the investment basis is written down to fair value and the write-down is included in the statements of comprehensive income as a loss.

Deferred Rent and Lease Incentives

Deferred Rent and Lease Incentives

        Deferred rent and lease incentives consist of the difference between cash payments and the recognition of rent expense calculated on a prospective straight-line basis for the facility the Company occupies. In August 2011, Vitae amended its facility lease agreement extending the expiration to January 31, 2018 in exchange for reduced rental rates during the extension period. Lease incentives received at the commencement of the lease are amortized on a straight-line basis over the original lease term and recorded as a reduction to rent expense. Actual cash rent payments exceeded rent recognition by $4,584 and $119,580 for the years ended December 31, 2013 and 2012, respectively. Deferred rent and lease incentives were $89,638 and $94,222 as of December 31, 2013 and 2012, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        At September 30, 2014 and December 31, 2013, the Company's financial instruments included cash and cash equivalents, restricted cash, marketable securities, accounts payable, accrued expenses and notes payable. The carrying amounts reported in the Company's financial statements for cash and cash equivalents, restricted cash, accounts payable and accrued expenses approximates their respective fair values because of the short-term nature of these instruments. The Company's short- term marketable securities are carried at fair value based on quoted market prices and other observable inputs. Notes payable approximates fair value because the interest rate is reflective of the rate the Company could obtain on debt with similar terms and conditions. At December 31, 2013, the Company also reported a preferred stock warrant liability. The carrying value of the preferred stock warrant liability was the estimated fair value of the liability (Note 5). The Company has determined the estimated fair value of financial instruments using available market information and management's estimates. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

Fair Value of Financial Instruments

        At December 31, 2013 and 2012, the Company's financial instruments included cash and cash equivalents, restricted cash, marketable securities, accounts payable, accrued expenses, notes payable and preferred stock warrant liability. At December 31, 2012, the Company also carried accounts receivable. The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses approximates fair value due to the short-term maturities of these instruments. The Company's short- and long-term marketable securities are carried at fair value based on quoted market prices and other observable inputs. Notes payable approximates fair value because the interest rate is reflective of the rate the Company could obtain on debt with similar terms and conditions. The carrying value of the preferred stock warrant liability is the estimated fair value of the liability (Note 5). The Company has evaluated the estimated fair value of financial instruments using available market information and management's estimates. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

Comprehensive Income

Comprehensive Income

        Comprehensive income is defined as changes in stockholders' deficit exclusive of transactions with owners (such as capital contributions and distributions). Comprehensive income is comprised of net income and unrealized (losses) gains on marketable securities.

Property and Equipment

Property and Equipment

        Property and equipment consist primarily of laboratory equipment, computer equipment and software, office furniture and equipment and leasehold improvements, all of which are stated at cost, less accumulated depreciation. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the estimated useful life of the asset or the remaining lease term at the time the asset is placed into service, whichever is shorter. Maintenance and repairs are expensed as incurred. The following estimated useful lives were used to depreciate the Company's assets:

Estimated Useful Life
Laboratory equipment	5 years
Computer equipment and software	2 years
Office furniture and equipment	5 years
Leasehold improvements	Various

        Upon retirement or sale, the cost of the disposed asset and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is charged to income.

Revenue Recognition

Revenue Recognition

Revenue Arrangements with Multiple Deliverables

        The Company's revenues are generated primarily through collaborative arrangements which generally contain multiple elements, or deliverables, including licenses and research and development activities to be performed by the Company on behalf of the licensee. Payments to Vitae under these arrangements typically include one or more of the following: (1) nonrefundable, upfront license fees, (2) funding of discovery research efforts on a full-time equivalent ("FTE") basis, (3) reimbursement of research, development and intellectual property costs, (4) milestone payments, and (5) royalties on future product sales.

        The Company accounts for revenue arrangements with multiple deliverables entered into prior to January 1, 2011 in accordance with ASC 605-25, Revenue Recognition: Multiple-Element Arrangements. The multiple-deliverable items are divided into separate units of accounting if certain criteria are met, including whether the delivered item has stand-alone value to the customer and whether there is objective and reliable evidence of the fair value of the undelivered items. The Company allocates the consideration it receives among the separate units of accounting based on their respective fair value, and applies the applicable revenue recognition criteria to each of the separate units. Where an item in a revenue arrangement with multiple deliverables does not constitute a separate unit of accounting and for which delivery has not occurred, the Company defers revenue until the delivery of the item is completed.

        Effective January 1, 2011, the Company adopted on a prospective basis Accounting Standards Update ("ASU") 2009-13, Multiple-Deliverable Revenue Arrangements, which amends ASC 605-25 and also adopted ASU 2010-17, Revenue Recognition—Milestone Method.

        In accordance with ASU 2009-13, the Company considers whether the deliverables under the arrangement represent separate units of accounting. In determining the units of accounting, management evaluates certain criteria, including whether the deliverables have stand-alone value. The consideration received is allocated to the separate units of accounting using the relative selling price method, and the applicable revenue recognition criteria are applied to each of the separate units.

        The Company determines the estimated selling price for agreement deliverables using the following hierarchy: (1) vendor-specific objective evidence ("VSOE"), (2) third-party evidence ("TPE") or (3) best estimate of selling price if neither VSOE nor TPE is available. Determining the best estimate of selling price for a deliverable requires significant judgment and consideration of various factors including market conditions, items contemplated during agreement negotiation as well as internally developed net present value models.

        The Company typically receives upfront, nonrefundable payments when licensing its intellectual property. For intellectual property licenses that do not have stand-alone value from the other deliverables to be provided, revenue is recognized over the contractual or estimated performance period, which is typically the term of the research and development obligations. The periods over which revenue should be recognized are subject to estimates by management and may change over the course of the research and development agreement. Such a change could have a material impact on the amount of revenue the Company records in future periods.

        Payments or reimbursements resulting from the Company's research and development efforts are recognized as the services are performed and are presented on a gross basis so long as there is persuasive evidence of an arrangement, the fee is fixed or determinable, and collection of the related receivable is reasonably assured. Amounts received prior to satisfying the above revenue recognition criteria are recorded as deferred revenue.

        In accordance with ASU 2010-17, Vitae recognizes revenue from milestone payments when: (i) the milestone event is substantive and its achievability was not reasonably assured at the inception of the agreement, and (ii) Vitae does not have ongoing performance obligations related to the achievement of the milestone earned. Milestone payments are considered substantive if all of the following conditions are met: the milestone payment (a) is commensurate with either the Company's performance to achieve the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the Company's performance to achieve the milestone, (b) relates solely to past performance, and (c) is reasonable relative to all of the deliverables and payment terms (including other potential milestone consideration) within the arrangement. The Company has concluded that the clinical and development and regulatory milestones pursuant to its research and development arrangements are substantive.

        The following table details the amount of collaborative revenue recognized for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Amortization of upfront license fees	$353,693	$1,921,307
Collaborative research payments:
FTE funding	3,108,000	3,436,000
Research and development costs	—	20,055
Intellectual property costs	1,050,990	970,465

Total collaborative research payments	4,158,990	4,426,520

Milestone revenue	18,000,000	16,000,000

Total collaborative revenue	$22,512,683	$22,347,827

Research and Development Expenses

Research and Development Expenses

        Research and development costs are charged to expense as incurred. These costs include, but are not limited to, employee-related expenses, including salaries, benefits and travel and stock-based compensation of the Company's research and development personnel, expenses incurred under agreements with contract research organizations and investigative sites that conduct clinical trials and preclinical studies, the cost of acquiring, developing and manufacturing clinical trial materials, facilities, other supplies, allocated facilities, depreciation and other expenses, which include rent and utilities, insurance, and costs associated with preclinical activities and regulatory operations. Nonrefundable advances for future research and development services are deferred and recognized as expense as the related services are provided.

        Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as subject enrollment, clinical site activations or information provided to the Company by its vendors with respect to their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued research and development expense, as the case may be.

Accrued Clinical and Preclinical Expenses

Accrued Clinical and Preclinical Expenses

        As part of the process of preparing the financial statements, the Company is required to estimate its accrued expenses. This process involves reviewing open contracts and purchase orders, communicating with its applicable personnel to identify services that have been performed on its behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of actual cost. The majority of the Company's service providers invoice monthly in arrears for services performed. The Company makes estimates of its accrued expenses as of each balance sheet date in the financial statements based on facts and circumstances known at that time. The Company periodically confirms the accuracy of the estimates with the service providers and makes adjustments if necessary. Examples of estimated accrued clinical expenses include:

•	fees paid to vendors in connection with the preclinical development activities;
•	fees paid to contract manufacturers in connection with the production of preclinical and clinical trial materials;
•	fees paid to contract research organizations in connection with clinical studies; and
•	fees paid to investigative sites in connection with clinical studies.

        The Company bases its expenses related to preclinical and clinical studies on its estimates of the services received and efforts expended pursuant to contracts with multiple research institutions and contract research organizations that conduct and manage clinical studies on its behalf. The financial terms of these agreements are subject to negotiation, vary from contract to contract and may result in uneven payment flows. Payments under some of these contracts depend on factors such as the successful enrollment of patients and the completion of clinical trial milestones. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company adjusts the accrual accordingly. Although the Company does not expect its estimates to be materially different from amounts actually incurred, the Company's understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in reporting amounts that are too high or too low in any particular period.

Preferred Stock Warrants

Preferred Stock Warrants

        Freestanding warrants that are related to the purchase of redeemable preferred stock are classified as liabilities and recorded at fair value regardless of the timing of the redemption feature or the redemption price or the likelihood of redemption. The warrants are subject to re-measurement at each balance sheet date and any change in fair value is recognized as a component of other income in the Statements of Operations. Pursuant to the terms of these warrants, upon the conversion to common stock of the series of preferred stock underlying the warrant, the warrants automatically become exercisable for shares of common stock based upon the conversion ratio of the underlying preferred stock. In addition, in the event of a change in control of the Company in which the sole consideration is cash, upon the written request of the Company, the outstanding Series C and Series D warrants shall automatically terminate immediately prior to the consummation of such change in control. All of the warrants contain a cashless exercise feature that allows the warrant to be automatically exercised prior to its termination or expiration if the current fair market value of a share of the series and/or class of the Company's capital stock for which such warrant is exercisable is greater than such warrant's per share exercise price. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants. The fair value of the preferred stock warrants are classified as Level 3 measurements (see Note 5).

Stock-Based Compensation Expense

The cost of each stock-based compensation award is determined based on the grant-date fair value, net of the effects of estimated forfeitures of the awards, and is recognized into expense over the award’s service period.

The Company uses the Black-Scholes valuation model to estimate the fair value of stock options at the grant date. The Black-Scholes valuation model requires the Company to make certain estimates and assumptions, including assumptions related to the expected price volatility of the Company’s stock, the period during which the options will be outstanding, the rate of return on risk- free investments, and the expected dividend yield for the Company’s stock.

Stock-Based Compensation Expense

        The Company accounts for stock-based compensation expense in accordance with the provisions of ASC 718, Compensation—Stock Compensation, which addresses the accounting for share-based payment transactions in which an enterprise receives employee services in exchange for (a) equity instruments of the enterprise or (b) liabilities that are based on the fair value of or may be settled by the issuance of the enterprise's equity instruments. ASC 718 requires that an entity measure the cost of equity-based service awards based on the grant-date fair value of the award and recognize the cost of such awards over the period during which the employee is required to provide service in exchange for the award (the vesting period).

        For stock options issued to employees and members of the Board for their services on the Board, the Company estimates the grant date fair value of each option using the Black-Scholes option pricing model. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock over a period consistent with the expected life of the option, risk-free interest rates, the value of the common stock and expected dividend yields of the common stock. For awards subject to service-based vesting conditions, the Company recognizes stock-based compensation expense, net of estimated forfeitures, equal to the grant date fair value of stock options on a straight-line basis over the requisite service period, which is generally the vesting term. For awards subject to both performance and service-based vesting conditions, the Company recognizes stock-based compensation expense using the straight-line recognition method when it is probable that the performance condition will be achieved. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Board determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry and the prices at which the Company sold shares of redeemable convertible preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time, and the likelihood of achieving a liquidity event, such as an IPO or sale of the Company.

        Stock-based compensation expense recognized in accordance with ASC 718 for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Research and development	$18,920	$114,591
General and administrative	80,933	165,619

Total stock-based compensation	$99,853	$280,210

Income Taxes

Income Taxes

        Income taxes are recorded in accordance with ASC Topic 740, Income Taxes ("ASC 740"), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

        The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes interest and penalties accrued on any unrecognized tax benefits within the provision for income taxes on the Statement of Operations. As of December 31, 2013 and 2012, the Company does not have any significant uncertain tax positions.

Net Income Per Common Share

Net Income Per Common Share

        Prior to the Company's initial public offering ("IPO") in September 2014, the Company used the two-class method to compute net income per common share because the Company had outstanding securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings available to common stockholders for the period, after an allocation of earnings to participating securities, to be allocated between common and participating securities based upon their respective rights to receive distributed and undistributed earnings. Each series of the Company's convertible preferred stock were entitled to receive annual non-cumulative dividends that ranged from $0.60 - $1.66 per share, payable prior and in preference to dividends paid to holders of common stock when and if declared by the Company's board of directors. In the event a dividend was paid on common stock, holders of preferred stock were entitled to a proportionate share of any such dividend as if they were holders of common shares (on an as-if converted basis).

        For periods with net income prior to the IPO, net income per common share information is computed using the two-class method. Under the two-class method, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Basic net income attributable to common stockholders is computed by an adjustment to subtract from net income the portion of current year earnings that the preferred stockholders would have been entitled to receive pursuant to their dividend rights had all of the year's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the convertible preferred shares had no obligation to fund losses.

        Diluted net income per common share is computed by using the weighted-average number of shares of common stock outstanding, plus, for periods with net income attributable to common stock, the dilutive effects of stock options, restricted stock units, and warrants. Potential dilutive shares consist of incremental common stock issuable upon the exercise of stock options and warrants. Basic and dilutive computations are the same in periods with net losses attributable to common stockholders as the dilutive effects of stock options, restricted stock units and warrants would be antidilutive.

Net Income Per Common Share

        The Company uses the two-class method to compute net income per common share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings available to common stockholders for the period, after an allocation of earnings to participating securities, to be allocated between common and participating securities based upon their respective rights to receive distributed and undistributed earnings. The Company's preferred stock are each entitled to receive annual non-cumulative dividends that range from $0.60 - $1.66 per share, payable prior and in preference to dividends paid to holders of common stock when and if declared by the Board. In the event a dividend is paid on common stock, holders of preferred stock are entitled to a proportionate share of any such dividend as if they were holders of common shares (on an as-if converted basis).

        For periods with net income, net income per common share information is computed using the two-class method. Under the two-class method, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Basic net income attributable to common stockholders is computed by an adjustment to subtract from net income the portion of current year earnings that the preferred shareholders would have been entitled to receive pursuant to their dividend rights had all of the year's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the convertible preferred shares have no obligation to fund losses. Diluted net income per common share is computed by using the weighted-average number of shares of common stock outstanding, plus, for periods with net income attributable to common stock, the dilutive effects of stock options, restricted stock units, and warrants. Potential dilutive shares consist of incremental common stock issuable upon the exercise of stock options and warrants. Basic and dilutive computations are the same in periods with net losses attributable to common stockholders as the dilutive effects of stock options, restricted stock units and warrants would be antidilutive.

Recent Accounting Pronouncements

Recently Issued Accounting Standards

        In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers. ASU 2014-09 will supersede and replace nearly all existing U.S. GAAP revenue recognition guidance, including industry-specific guidance. The guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods therein. The Company is evaluating ASU 2014-09 and has not yet determined what, if any, effect ASU 2014-09 will have on its results of operations or financial condition.

Recent Accounting Pronouncements

        In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers." ASU 2014-09 will supersede and replace nearly all existing U.S. GAAP revenue recognition guidance, including industry-specific guidance. The guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods therein. The Company is evaluating ASU 2014-09 and has not yet determined what, if any, effect ASU 2014-09 will have on its results of operations or financial condition.